Shareholder Report, Line Graph (Details) DFHJ_Global Social Core Equity Portfolio_Institutional_TSR Annual {Institutional} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 19, 2019	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name							Global Social Core Equity Portfolio – Institutional
Accumulated Value	$ 16,235	$ 12,177	$ 11,110	$ 13,854	$ 9,771	$ 10,000	$ 19,747
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World IMI Index (net div.)
Accumulated Value	$ 16,285	$ 12,306	$ 11,246	$ 14,095	$ 10,201	$ 10,000	$ 19,868